Long-term Investments, Net - Additional Information (Details) $ in Thousands			1 Months Ended						2 Months Ended	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Aug. 31, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	May 31, 2020 CNY (¥)	Apr. 30, 2020 shares	Mar. 31, 2020 shares	Apr. 30, 2020 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Income (loss) from equity method investments												¥ (36,750,000)			¥ (3,852,000)
Committed capital investment	¥ 5,826,000	$ 840
FSOL
Schedule Of Equity Method Investments [Line Items]
Income (loss) from equity method investments										¥ 0		460,000			(2,857,000)
Impairment charge												35,332,000	$ 5,601
FSOL | Series B Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Equity investment, number of preferred shares purchased | shares								2,564,103
FSOL | Series B-2 Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Equity investment, number of preferred shares purchased | shares							1,923,077
FSOL | Series B and Series B-2 Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Consideration transferred in cash | $									$ 5,833
Equity investment ownership percentage							35.77%		35.77%
Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing")
Schedule Of Equity Method Investments [Line Items]
Consideration transferred in cash						¥ 3,000,000
Equity investment ownership percentage						8.10%
Income (loss) from equity method investments										¥ 0		(1,522,000)			¥ (1,226,000)
Impairment charge												¥ 252,000
Huangshan Xingyue Research Travel Education Co., Ltd. ("Huangshan")
Schedule Of Equity Method Investments [Line Items]
Consideration transferred in cash					¥ 500,000
Equity investment ownership percentage					15.00%
Nanjing Chengwei Venture Capital Partnership (Limited Partnership) ("Chengwei")
Schedule Of Equity Method Investments [Line Items]
Consideration transferred in cash			¥ 13,500,000	¥ 9,000,000										¥ 4,500,000
Equity investment ownership percentage	4.01%	4.01%								4.01%	4.01%
Committed capital investment										¥ 18,000,000	$ 2,596